JOINT VENTURE (Details Narrative) - USD ($)		12 Months Ended
	Oct. 20, 2020	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Amount of investment in joint venture				$ 1,445,251
Gain on joint venture		1,031,807	1,746,987	2,587,500
Unrecognized gain loss on joint venture				19,912,500
Joint ventures [member]
IfrsStatementLineItems [Line Items]
Net operating loss		3,830,962	4,319,857	1,212,417
Net operating loss recognized		1,031,807
Joint ventures [member] | Xiamen Sanan Integrated Circuit Co. Ltd. [Member]
IfrsStatementLineItems [Line Items]
Name of joint venture	Super Photonics Xiamen Co., Ltd (“SPX”)
Description of nature of relationship with joint operation	Xiamen Sanan Integrated Circuit Co. Ltd. (“Sanan IC”) whose purpose is to design, develop, manufacture and sell 100G, 200G and 400G optical engines based on POET’s proprietary Optical Interposer platform technology
Amount of investment in joint venture	$ 22,500,000
Gain on joint venture		1,031,807	1,746,987	2,587,500
Unrecognized gain loss on joint venture		$ 17,133,706	$ 8,159,632	$ 19,912,500
Super Photonics Xiamen Co., Ltd [Member]
IfrsStatementLineItems [Line Items]
Proportion of ownership interest in joint operation		76.10%	80.70%	88.50%
Percentage of weighted average net operating loss		78.90%	83.70%	95.30%
Net operating loss		$ 3,026,408	$ 3,211,993	$ 1,142,249
Super Photonics Xiamen Co., Ltd [Member] | Xiamen Sanan Integrated Circuit Co. Ltd. [Member]
IfrsStatementLineItems [Line Items]
Proportion of ownership interest in joint operation		23.90%	19.30%	11.50%